Annual Fund Operating Expenses - Xtrackers Short Duration High Yield Bond ETF - Xtrackers Short Duration High Yield Bond ETF	Dec. 18, 2020
Operating Expenses:
Management fee	0.20%
Other Expenses	none
Total annual fund operating expenses	0.20%